Segment analysis (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) segment	Jun. 30, 2022 USD ($)
Segment analysis
Number of operating segments. | segment			2
Number of reportable segments | segment			2
(Loss)/profit for the period	$ (10)	$ 100	$ (11)	$ 157
Income tax (credit)/charge	(2)	12	(11)	19
Net finance expense/(income)	23	(40)	46	(63)
Depreciation and amortization	100	89	198	175
Exceptional operating items	40	20	59	38
Adjusted EBITDA	$ 151	$ 181	$ 281	$ 326